Acquisitions and divestments	12 Months Ended
Dec. 31, 2023
Acquisitions and divestments [Abstract]
Acquisitions and divestments [Text Block]

4Acquisitions and divestments

Accounting policies
Acquisitions

The company accounts for business combinations using the acquisition method when control is transferred to the group. The consideration transferred in the acquisition is generally measured at fair value, as are the identifiable net assets acquired and the liabilities assumed. Transaction costs are expensed as incurred. Any contingent consideration is measured at fair value at the acquisition date and is initially presented in Long-term provisions. When the timing and amount of the consideration become more certain, it is reclassified to Accrued liabilities. If the contingent consideration that meets the definition of a financial instrument is classified as equity, it is not remeasured and settlement is accounted for within equity. Otherwise, subsequent changes in the fair value of the contingent consideration are recognized in the Consolidated statements of income.

Changes to the initial fair value of the acquired assets and liabilities, based on new information about the circumstances at the acquisition date, can be made up to twelve months after the acquisition date.

Divestments

Upon loss of control, the company derecognizes the assets and liabilities of the subsidiary, any non-controlling interests and the other components of equity related to the subsidiary. Any surplus or deficit arising from the loss of control is recognized in the Consolidated statements of income. If the company retains any interest in the previous subsidiary, such interest is measured at fair value at the date the control is lost. Subsequently it is accounted for as either an equity-accounted investee (associate) or as a financial asset, depending on the level of influence retained. Further information on loss of control can be found in Discontinued operations and assets classified as held for sale.

Accounting estimates and judgments

Intangible assets acquired in a business acquisition and the financial liability related to non-controlling interest are measured at fair value at the date of the acquisition.

To determine the fair value of intangible assets at the acquisition date, estimates and assumptions are required. The valuation of the identifiable intangible assets involves estimates of expected sales, earnings and/or future cash flows and require use of key assumptions such as discount rate, royalty rate and growth rates.

Estimates are also applied when determining the fair value of legal cases and tax positions in the acquired entity. The fair value is based on estimates of the likelihood, the expected timing and the amount of the potential cash outflow. Provisions for legal cases and non-income tax positions are recognized at fair value even if it is not probable that an outflow will be required to settle the obligation. After initial recognition and until the liability is settled, cancelled or expired, the liability is measured at the higher of the amount that would be recognized in accordance with IAS 37 'Provisions, contingent liabilities and contingent assets' and the initial liability amount. For income tax positions, the company applies IAS 12 'Income Taxes', which requires recognition of provisions only when the likelihood of cash outflow is considered probable.

2023

Acquisitions

On May 5, 2023, Philips completed one acquisition within Ultrasound business unit to accelerate the growth of its Diagnosis & Treatment segment. The total equity purchase price and the settlement of debt, net of acquired cash, involved an amount of EUR 53 million and a contingent consideration of EUR 6 million at fair value, the latter recognized as a Long-term provision. Upon acquisition, the company recognized Goodwill of EUR 24 million, Other intangible assets of EUR 40 million and deferred tax asset and liability of EUR 5 million and EUR 2 million, respectively. The acquisition is subject to final purchase price allocation procedures, which is expected to be finalized in the second quarter of 2024. The primary provisional accounts subject to change are related to acquired intangible assets and goodwill.

Since the acquisition date through December 31, 2023, the contribution to sales to third parties and net income of the acquiree was not material. The sales and net income would not differ materially if the acquisition date had been January 1, 2023. Acquisition-related costs were recognized in General and administrative expenses and were not material.

Divestments

During 2023 Philips completed six divestments for net cash consideration of EUR 80 million and a gain of EUR 50 million, which is included in Other business income of the Consolidated statements of income. The most notable was the sale of Philips Pharma Solutions in the US. The divestments were not material.

2022

Acquisitions

In 2022 Philips completed three acquisitions. The acquisitions involved aggregated net cash outflow of EUR 359 million. Including final purchase price adjustments processed in the course of 2023, the company recognized contingent consideration of EUR 96 million measured at fair value, aggregated Goodwill of EUR 307 million, Other intangible assets of EUR 179 million, Deferred tax assets of EUR 20 million and Deferred tax liabilities generated from the intangible assets of EUR 43 million.

Vesper Medical Inc. (Vesper) was the most notable acquisition and is discussed below. The remaining two acquisitions involved aggregated net cash outflow of EUR 139 million. Including final purchase price adjustments processed in the course of 2023, the company recognized contingent consideration of EUR 61 million measured at fair value, aggregated Goodwill of EUR 130 million, Other intangible assets of EUR 95 million and Deferred tax liabilities of EUR 23 million.

Since the respective acquisition dates through December 31, 2022, the contribution to sales to third parties and net income of the three acquired entities was not material. The sales and net income of the combined entities would not differ materially from these amounts if the acquisition date had been January 1, 2022. Acquisition-related costs were not material.

Vesper

On January 11, 2022, Philips acquired all shares of Vesper for an amount of EUR 227 million in cash and EUR 34 million contingent consideration at fair value. Vesper, headquartered in Wayne, Pennsylvania, US, is a medical technology company that develops minimally-invasive peripheral vascular devices. The company is developing the Vesper DUO Venous Stent System®, commercialization of which is estimated to start after approval by the US Food and Drug Administration (FDA), expected in 2024. The Vesper DUO Venous Stent System® consists of venous stents intended to treat deep venous obstruction. It provides physicians with a modular portfolio to customize therapy, restore venous flow, and resolve the painful symptoms of deep venous disease for the broad range of patients suffering from chronic venous insufficiency. As of the acquisition date, Vesper forms part of the Image-Guided Therapy business portfolio of the Diagnosis & Treatment segment.

The condensed opening balance sheet of Vesper was as follows:

Opening balance sheet

in millions of EUR

At acquisition date
Vesper Medical Inc,
Assets
Intangible assets excluding goodwill	84
Deferred tax assets	15
Cash	7
Total Assets	106

Liabilities
Accounts payable and other payables	(1)
Deferred tax liabilities	(20)
Total Liabilities	(21)

Total identifiable net assets at fair value	85
Goodwill arising on acquisition	177
Total purchase consideration	262
Of which:
Purchase consideration transferred	227
Contingent consideration	34

Goodwill recognized in the amount of EUR 177 million mainly represents revenue synergies expected from the combination of Philips’ peripheral vascular portfolio and Vesper's venous stenting solution to address the root cause of chronic deep venous disease (DVD). Strong clinical synergies between Vesper’s innovative stenting solution and Philips' existing peripheral vascular offering will help to better support clinicians to decide, guide, treat and confirm during the procedure, thereby enhancing patient care. Vesper goodwill is not tax-deductible.

The majority of the intangible assets balance relates to capitalized development costs, the fair value of which is determined using the multi-period excess earnings method, which is a valuation technique that estimates the fair value of an asset based on market participants’ expectations of the cash flows associated with that asset over its remaining useful life. The fair value of capitalized development costs is based on an estimate of positive future cash flows associated with incremental profits related to excess earnings, discounted at a rate of 12.0%. Capitalized development costs are tested for impairment on an annual basis until FDA approval is obtained and the asset is reclassified to an intangible asset that is depreciated over its economical useful life.

The contingent consideration arrangement requires Philips to pay the former owners of Vesper up to a maximum undiscounted amount of EUR 44 million contingent upon FDA approval of the Vesper DUO Venous Stent System. The fair value of the contingent consideration arrangement of EUR 34 million has been estimated by calculating the present value of the future expected cash flows. The estimate is based on a discount rate of 12% and assumed probability adjusted likelihood of FDA approval at a certain point in time.

Divestments

During 2022 Philips completed two divestments that were not material.